Leases (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Operating leases description			The Company has operating leases for its warehouse facility and for equipment under agreements that expire at various dates through 2023.		The Company has entered into operating leases for office and production facilities and equipment under agreements that expire at various dates through 2026.
Financing leases description			The Company also has property held under finance leases that expire at various dates through 2021.		The Company also has property held under finance leases that expire at various dates through 2021.
Operating lease liabilities	$ 5		$ 5		$ 3,300	$ 3,458	$ 3,458
Operating lease right-of-use assets	$ 5		$ 5		$ 2,101		$ 2,336
Operating leases weighted-average remaining lease term	1 month		1 month		6 years 3 months 19 days
Operating leases weighted-average discount rate lease	5.00%		5.00%		7.25%
Financing leases weighted-average remaining lease term	1 year 2 months 12 days		1 year 2 months 12 days		1 year 10 months 25 days
Financing leases weighted-average discount rate lease	5.52%		5.52%		5.51%
Financing lease cost	$ 5	$ 10	$ 15	$ 41	$ 48	191
Selling, General and Administrative Expenses [Member]
Operating lease expense	$ 17	$ 137	$ 281	$ 407	$ 542	$ 407